Total
INVESCO SUMMIT FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO SUMMIT FUND	Class A shares		Class C shares	Class P shares	Class S shares	Class Y shares	Class R5 shares	Class R6 shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO SUMMIT FUND	Class A shares	Class C shares	Class P shares	Class S shares	Class Y shares	Class R5 shares	Class R6 shares
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.10%	0.15%	none	none	none
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%	0.08%
Total Annual Fund Operating Expenses	1.01%	1.76%	0.86%	0.91%	0.76%	0.77%	0.71%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - INVESCO SUMMIT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	647	854	1,077	1,718
Class C shares	279	554	954	2,073
Class P shares	88	274	477	1,061
Class S shares	93	290	504	1,120
Class Y shares	78	243	422	942
Class R5 shares	79	246	428	954
Class R6 shares	73	227	395	883

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - INVESCO SUMMIT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	647	854	1,077	1,718
Class C shares	179	554	954	2,073
Class P shares	88	274	477	1,061
Class S shares	93	290	504	1,120
Class Y shares	78	243	422	942
Class R5 shares	79	246	428	954
Class R6 shares	73	227	395	883

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of issuers of all market capitalizations that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. The principal type of equity securities in which the Fund invests is common stock.

The Fund does not invest in companies whose primary business involves alcohol, tobacco or gambling. The Fund may invest up to 25% of its net assets in foreign securities, including up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.

The Fund seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative. The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that are not yet reflected in investor expectations or equity valuations. To narrow the investment universe, the Fund’s portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis.

The portfolio managers closely examine company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers, and use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that reflect a company’s value.

The Fund’s portfolio managers also consider both qualitative and quantitative environmental, social and governance factors they believe to be material to understanding a company’s fundamentals, and apply a scoring methodology designed to assess whether any environmental, social or governance issues pose a material financial risk to a company in which the Fund invests and determine whether such risks are appropriately discounted and otherwise reflected in the firm’s valuation.

The portfolio managers seek to limit risk by broadly diversifying the holdings in the Fund’s portfolio. The portfolio managers consider selling a security when a company hits the price target, if fundamental business prospects deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Environmental, Social and Governance Criteria Risk. Because the Fund evaluates environmental, social and governance factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to other funds that do not use these criteria. The stocks of companies that score favorably under the Fund’s scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on environment, social or governance factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which could negatively impact the Fund’s performance.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.

Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Updated performance information is available on the Fund's website at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended March 31, 2019): 17.67% Worst Quarter (ended December 31, 2018): -18.74%
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - INVESCO SUMMIT FUND	1 Year	5 Years		10 Years		Inception Date
Class P shares:	38.66%	13.81%		13.76%		Nov. 01, 1982
Class P shares: | Return After Taxes on Distributions	36.03%	11.94%		12.39%		Nov. 01, 1982
Class P shares: | Return After Taxes on Distributions and Sale of Fund Shares	24.67%	10.68%		11.21%		Nov. 01, 1982
Class A shares:	30.81%	12.36%		12.94%		Oct. 31, 2005
Class C shares:	36.33%	12.79%		12.73%		Oct. 31, 2005
Class S shares:	38.59%	13.75%		13.70%		Sep. 25, 2009
Class Y shares:	38.75%	13.91%		13.87%		Oct. 03, 2008
Class R5 shares:	38.74%	13.97%		13.97%		Oct. 03, 2008
Class R6 shares:	38.85%	13.82%	[1]	13.67%	[1]	Apr. 04, 2017
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	36.39%	14.63%		15.22%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%		13.56%
Lipper Multi-Cap Growth Funds Index	32.94%	11.97%		13.58%
[1]	“5 Years” and “10 Years” performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.